Pension Plans (Components Of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	3	3	2
Expected return on plan assets	(3)	(3)	(3)
Settlements/curtailments	0	1	0
Recognized actuarial loss	1	1	5
Net periodic benefit cost	1	2	4
Int’l
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	2
Interest cost	53	63	76
Expected return on plan assets	(77)	(87)	(97)
Settlements/curtailments	0	0	0
Recognized actuarial loss	30	28	43
Net periodic benefit cost	$ 7	$ 5	$ 24